Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Net deferred tax assets and liabilities [abstract]
Schedule of Provision for Income Taxes
The provision for income taxes differs from that which would be expected by applying statutory Canadian income tax rates.
A reconciliation of the difference for the years ended December 31, is as follows:

	2022	2021
Loss before income taxes	$(14,143)	$(182,782)
Federal and provincial statutory rates	24%	24%
Tax at statutory rates	$(3,394)	$(43,868)
Adjusted for the effect of:
Non-deductible expenses	1,146	1,162
Non-taxable capital gains	(379)	(257)
Impact of foreign tax rates	(2,559)	(1,474)
Withholding taxes	1,026	937
Taxes related to prior years	1,718	(1,467)
Tax assets not recognized	22,592	37,924
Other	—	1,647
Income tax expense (recovery)	$20,150	$(5,396)

Summary of Net Deferred Tax Liability
The net deferred tax liability is comprised of the tax effect of the following temporary differences:

	2022	2021
Deferred tax liability:
Property, plant and equipment and intangibles	$364,278	$359,383
Debt issue costs	1,303	1,457
Partnership deferrals	21,768	11,082
Other	6,284	6,221
	393,633	378,143
Offsetting of assets and liabilities	(364,687)	(365,924)
	$28,946	$12,219
Deferred tax assets:
Losses (expire from time to time up to 204 2 )	$318,967	$340,406
Long-term incentive plan	36,542	14,264
Other	9,633	12,121
	365,142	366,791
Offsetting of assets and liabilities	(364,687)	(365,924)
	$455	$867

Summary of Movement in Temporary Differences of Deferred Tax Liabilities

	Property, Plant and Equipment and Intangibles	Partnership Deferrals	Other Deferred Tax Liabilities	Losses	Debt Issue Costs	Long-Term Incentive Plan	Other Deferred Tax Assets	Net Deferred Tax Liability
Balance, December 31, 2020	$393,631	$2,532	$6,322	$(370,439)	$2,665	$(4,956)	$(9,617)	$20,138

Recognized in net earnings (loss)	(32,562)	8,550	(99)	28,528	(1,208)	(9,291)	(2,517)	(8,599)
Foreign exchange	(1,686)	—	(2)	1,505	—	(17)	13	(187)
Balance, December 31, 2021	$359,383	$11,082	$6,221	$(340,406)	$1,457	$(14,264)	$(12,121)	$11,352
Recognized in net earnings (loss)	(10,047)	10,686	51	33,827	(154)	(21,583)	3,008	15,788
Foreign exchange	14,942	—	12	(12,388)	—	(695)	(520)	1,351
Balance, December 31, 2022	$364,278	$21,768	$6,284	$(318,967)	$1,303	$(36,542)	$(9,633)	$28,491

Summary of Deferred Tax Asset Not Recognized	Accordingly, the Corporation has not recognized a deferred tax asset for the following items:

	2022	2021
Tax losses (Capital)	$29,255	$29,363
Tax losses (Income)	134,588	96,671
Deductible temporary differences	5,224	4,153
Total	$169,067	$130,187